Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration.
Disclosure of detailed information about auditors' remuneration

	2021 £m	2022 £m	2023 £m
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.9
Payable to the auditors of the Group’s subsidiaries	7.7	8.4	7.5
Audit services	8.6	9.3	8.4
Audit-related assurance services	0.5	0.6	0.5
Other services*	-	-	0.2
Total auditor’s remuneration	9.1	9.9	9.1
*	Relates to EY assurance work on selected data included in the Corporate Responsibility Report.